Other financial assets and liabilities (Details Narrative) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Maximum global contribution	$ 1,809
Renegotiation of concession contracts	256
Advanced payment	$ 656
Percentage of annually readjustment index exchange	4.76%	4.76%	4.82%
Addition to the provision	$ 25
Obligation [Member]
IfrsStatementLineItems [Line Items]
Optimization of contractual obligations and investments	656
Obligation One [Member]
IfrsStatementLineItems [Line Items]
Company provisions	656		$ 1,584
Obligation Two [Member]
IfrsStatementLineItems [Line Items]
Company provisions	$ 580		$ 1,154
BRL [Member]
IfrsStatementLineItems [Line Items]
Maximum global contribution | R$				R$ 11,031
Renegotiation of concession contracts | R$		R$ 1,559
Advanced payment | R$		R$ 4,000
BRL [Member] | Obligation [Member]
IfrsStatementLineItems [Line Items]
Optimization of contractual obligations and investments | R$				R$ 4,000